Revenue (Tables)	12 Months Ended
Dec. 31, 2025
Revenue from Contract with Customer [Abstract]
Schedule of revenue

	Years end December 31,
	2025	2024
	US$	US$
Timing of revenue recognition - at point in time
Remittance services
Fiat remittance	21,745,956	21,592,260
ODL remittance	430,517	880,171
Sales of Airtime	15,620,573	23,840,573
Other services	16,275	122,408
	37,813,323	46,435,412